OTHER INCOME	6 Months Ended	12 Months Ended
	Oct. 31, 2013	Apr. 30, 2013
OTHER INCOME [Abstract]
OTHER INCOME
NOTE 8	OTHER INCOME

In June 2012, the Company was awarded a grant in the amount $18,695 under the American Recovery and Reinvestment Act of 2009 for the photovoltaic system placed into service. The grant requires the Company to keep the system in place for 5 years and file annual usage reports. If the Company fails to maintain the system or fails to file the annual report, the grant is refundable to the Internal Revenue Service at a prorated amount over 5 years. The amount was recorded as a deferred Federal grant and will be recognized over 5 years on the anniversary date of the award. As of October 31, 2013, the Company has a deferred Federal grant of $11,217 and has recognized $7,478 of the grant as other income.

NOTE 8	OTHER INCOME

In June 2012, the Company was awarded a grant in the amount $18,695 under the American Recovery and Reinvestment Act of 2009 for the photovoltaic system placed into service. The grant requires the Company to keep the system in place for 5 years and file annual usage reports. If the Company fails to maintain the system or fails to file the annual report, the grant is refundable to the Internal Revenue Service at a prorated amount over 5 years. The amount was recorded as a deferred Federal grant and will be recognized over 5 years on the anniversary date of the award. As of April 30, 2013, the Company has a deferred Federal grant of $11,217 and has recognized $7,478 of the grant as other income.